Borrowings (Details Narrative)				7 Months Ended	12 Months Ended
	Jun. 19, 2018 NZD ($) shares	Jun. 19, 2018 USD ($) shares	Jun. 27, 2016 NZD ($)	Jan. 31, 2017 NZD ($)	Jan. 31, 2019 NZD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 NZD ($)	Jun. 13, 2018 NZD ($)	Jan. 31, 2016
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount
Borrowings converted amount	$ 4,200,000				1,420,000
Current shareholder loans				$ 8,200,000			$ 10,951,000
Convertible notes converted into ordinary shares | shares	16,408	16,408
Current borrowing amount					$ 1,159,000
US [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings converted amount		$ 2,800,000				$ 1,000,000
Naked Brand Group Limited [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Increase decrease in shares through conversion of convertible instruments, equity | shares	24,221	24,221
Borrowings converted amount	$ 12,244,208
Bank of New Zealand [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Description of borrowings					Under the terms of the major borrowing facility, the facility is subject to four undertakings being: Interest cover ratio of three times that is first tested as at 30 April 2019; gross EBITDA ratio measured to 3 months to September 2018 had to be greater than $0, six months to 30 December 2018 is greater than $3 million; inventory and receivables ratio must be greater than 2 times being first measured as at 30 September 2018; and the actual sales and gross margin must not vary by more than 10% from the budget submitted to the Bank.	Under the terms of the major borrowing facility, the facility is subject to four undertakings being: Interest cover ratio of three times that is first tested as at 30 April 2019; gross EBITDA ratio measured to 3 months to September 2018 had to be greater than $0, six months to 30 December 2018 is greater than $3 million; inventory and receivables ratio must be greater than 2 times being first measured as at 30 September 2018; and the actual sales and gross margin must not vary by more than 10% from the budget submitted to the Bank.
Term loan facility [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount					$ 20,000,000
Borrowings, maturity date					Jun. 14, 2019	Jun. 14, 2019
Borrowings, interest rate					5.57%		5.55%
Term loan facility [Member] | Bank of New Zealand [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount							$ 38,489,428	$ 20,000,000
New Term Loan Facility [Member] | Bank of New Zealand [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount								$ 1,345,000
Shareholder loan [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, interest rate					30.00%		30.00%
Interest costs capitalised				$ 3,040,000	$ 1,062,000		$ 2,807,000
Bendon Limited [Member] | Term loan facility [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount			$ 16,000,000
Borrowings, maturity date			Jun. 27, 2018
Borrowings, interest rate				4.84%			5.55%		4.77%